RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of transactions between related parties	The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2023			2022			2021
	Net revenues	Costs(1)	Financial expenses, net	Net revenues	Costs(1)	Financial expenses, net	Net revenues	Costs(1)	Financial expenses, net
	(€ thousand)
Stellantis Group companies
Maserati	50,391	2,091	—	78,946	2,989	—	119,083	2,428	—
FCA US LLC	—	6,803	—	14	14,861	—	—	18,465	—
Other Stellantis Group companies	11,489	6,280	1,032	10,953	5,950	2,696	11,799	6,238	2,103
Total Stellantis Group companies	61,880	15,174	1,032	89,913	23,800	2,696	130,882	27,131	2,103
Exor Group companies (excluding the Stellantis Group)	281	1,615	3	282	1,611	—	281	1,014	1
Other related parties	2,237	15,000	—	3,088	14,121	1	795	15,143	2
Total transactions with related parties	64,398	31,789	1,035	93,283	39,532	2,697	131,958	43,288	2,106

Total for the Group	5,970,146	3,477,355	15,015	5,095,254	3,098,475	49,616	4,270,894	2,434,198	33,257
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses, net.
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2023				2022
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	19,681	3,696	—	—	17,458	4,806	—	2,246
FCA US LLC	11	771	—	—	10	4,637	—	—
Other Stellantis Group companies	588	1,858	6	704	700	1,978	111	1,063
Total Stellantis Group companies	20,280	6,325	6	704	18,168	11,421	111	3,309
Exor Group companies (excluding the Stellantis Group)	—	392	214	218	343	418	68	73
Other related parties	118	2,726	—	51	673	3,341	499	504
Total transactions with related parties	20,398	9,443	220	973	19,184	15,180	678	3,886

Total for the Group	261,380	930,560	130,228	1,022,967	232,414	902,968	153,183	952,025

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities	The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Directors of Ferrari N.V.	9,791	7,660	6,668